Derivatives and hedge accounting - Gross carrying value of derivatives used for cash flow hedge accounting (Details) - Derivatives - Cash flow hedges - Net payer and receiver swap - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022
– Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 11,839	€ 10,038
Hedging instrument, liabilities	14,051	14,836
– Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	324
Hedging instrument, liabilities	39
– Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	57	428
Hedging instrument, liabilities	€ 0	€ 168